INVESTMENTS IN TRADING SECURITIES - Schedule of interest and dividend income from its investment portfolio (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Interest earned and dividends	$ 371,525	$ 143,407	$ 55,972